SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.6%
Communications - 2.3%
American Tower Corp.	8,100	1,958,013
Verizon Communications, Inc.	20,925	1,244,828

		3,202,841

Consumer Durables - 1.2%
YETI Holdings, Inc. *	36,425	1,650,781

Consumer Non-Durables - 5.0%
Constellation Brands, Inc.	7,425	1,407,112
Estee Lauder Cos., Inc. - Class A	9,800	2,138,850
Mondelez International, Inc.	17,900	1,028,355
NIKE, Inc.	5,125	643,392
PepsiCo, Inc.	13,125	1,819,125

		7,036,834

Consumer Services - 5.6%
McDonald’s Corp.	6,650	1,459,608
Starbucks Corp.	19,775	1,699,068
Visa, Inc.	23,525	4,704,294

		7,862,970

Electronic Technology - 17.8%
Advanced Micro Devices, Inc. *	11,875	973,631
Apple, Inc.	132,300	15,321,663
Applied Materials, Inc.	38,900	2,312,605
Broadcom, Inc.	7,800	2,841,696
Ciena Corp. *	22,200	881,118
Keysight Technologies, Inc. *	7,875	777,892
NVIDIA Corp.	3,875	2,097,228

		25,205,833

Finance - 3.2%
Aon, PLC	5,975	1,232,642
Chubb, Ltd.	5,050	586,406
Goldman Sachs Group, Inc.	5,150	1,034,996
JPMorgan Chase & Co.	4,900	471,723
T Rowe Price Group, Inc.	9,725	1,246,940

		4,572,707

Health Services - 2.7%
HCA Healthcare, Inc.	2,200	274,296
UnitedHealth Group, Inc.	11,575	3,608,738

		3,883,034

Health Technology - 9.0%
Abbott Laboratories	15,500	1,686,865
AbbVie, Inc.	8,050	705,100
Boston Scientific Corp. *	26,975	1,030,715
Bristol-Myers Squibb Co.	5,675	342,146
DexCom, Inc. *	4,050	1,669,532
Illumina, Inc. *	1,800	556,344
Intuitive Surgical, Inc. *	2,800	1,986,712

Name of Issuer	Quantity	Fair Value ($)

Johnson & Johnson	9,400	1,399,472
Medtronic, PLC	9,700	1,008,024
Thermo Fisher Scientific, Inc.	5,250	2,317,980

		12,702,890

Process Industries - 2.6%
Ecolab, Inc.	7,125	1,423,860
Sherwin-Williams Co.	3,150	2,194,731

		3,618,591

Producer Manufacturing - 3.9%
3M Co.	3,900	624,702
Honeywell International, Inc.	8,425	1,386,839
L3Harris Technologies, Inc.	6,550	1,112,452
Northrop Grumman Corp.	2,700	851,823
Otis Worldwide Corp.	7,450	465,029
Trane Technologies, PLC	8,900	1,079,125

		5,519,970

Retail Trade - 9.6%
Amazon.com, Inc. *	3,150	9,918,500
Home Depot, Inc.	8,425	2,339,707
TJX Cos., Inc.	22,700	1,263,255

		13,521,462

Technology Services - 34.1%
Accenture, PLC	10,200	2,305,098
Adobe, Inc. *	6,725	3,298,142
Alphabet, Inc. - Class A *	625	916,000
Alphabet, Inc. - Class C *	4,385	6,444,196
Atlassian Corp., PLC *	10,375	1,886,071
Autodesk, Inc. *	6,900	1,593,969
Dynatrace, Inc. *	12,550	514,801
Facebook, Inc. *	21,250	5,565,375
Intuit, Inc.	6,100	1,989,881
Microsoft Corp.	58,900	12,388,437
Paycom Software, Inc. *	2,500	778,250
PayPal Holdings, Inc. *	19,300	3,802,679
salesforce.com, Inc. *	16,525	4,153,063
ServiceNow, Inc. *	2,275	1,103,375
Splunk, Inc. *	8,100	1,523,853

		48,263,190

Transportation - 2.0%
FedEx Corp.	3,300	830,016
Union Pacific Corp.	10,150	1,998,230

		2,828,246

Utilities - 0.6%
NextEra Energy, Inc.	3,275	909,009

Total Common Stocks (cost: $57,755,857)		140,778,358

SEPTEMBER 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit Large Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 0.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	694,297	694,297

(cost: $694,297)

Total Investments in Securities - 100.1% (cost: $58,450,154)		141,472,655
Other Assets and Liabilities, net - (0.1%)		(103,230)

Total Net Assets - 100.0%		$141,369,425

*     Non-income producing security.

        PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2020 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks **	140,778,358	—	—	140,778,358
Short-Term Securities	694,297	—	—	694,297
Total:	141,472,655	—	—	141,472,655

**     For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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